FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Assets
Beginning balance	£ 273,948
Ending Balance	318,874
Liabilities
Beginning balance	(258,423)
Ending Balance	(301,477)
Level 3 | Financial liabilities at fair value
Liabilities
Beginning balance	(13)
Fair value movements	1
Settlements	0
Ending Balance	(12)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	1
Level 3 | Derivatives
Liabilities
Beginning balance	(13)
Fair value movements	1
Settlements	0
Ending Balance	(12)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	1
Level 3 | Other financial assets at FVTPL
Assets
Beginning balance	67
Fair value movements	0
Settlements	(10)
Ending Balance	57
Gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Financial assets at fair value
Assets
Beginning balance	97
Fair value movements	0
Settlements	(12)
Ending Balance	85
Gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Derivatives
Assets
Beginning balance	30
Fair value movements	0
Settlements	(2)
Ending Balance	28
Gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 0